Non-controlling Interests (Details 3) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Current assets	$ 1,511,097,013	$ 1,771,266,840
Total non-current assets	2,134,289,956	2,218,450,150
Current liabilities	795,650,399	860,006,211
Non-current liabilities	1,233,276,067	1,457,195,469
Net sales	2,909,625,448	2,904,566,454	$ 2,565,556,067
Net income of year	137,292,684	176,544,797	118,425,443
Non-controlling interests
IfrsStatementLineItems [Line Items]
Current assets	796,162,556	813,042,655
Total non-current assets	839,974,559	892,225,098
Current liabilities	486,847,357	549,971,229
Non-current liabilities	134,792,829	145,249,838
Non-controlling interests | Vina San Pedro Tarapaca S A [Member]
IfrsStatementLineItems [Line Items]
Current assets	213,037,392	216,421,999
Total non-current assets	239,622,023	243,013,446
Current liabilities	128,539,328	132,903,418
Non-current liabilities	30,319,082	32,108,567
Net sales	276,488,982	282,637,923	252,825,495
Net income of year	$ 17,203,318	$ 19,201,312	$ 14,259,053